Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Supplies	$ 2,907	$ 2,531
Oil and byproducts	6,850	5,842
Others	12	191
Inventories	$ 9,769	$ 8,564